Share-based Payments - Changes in Number of Warrants Outstanding (Detail)								12 Months Ended
	Oct. 25, 2019 Warrant € / shares	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant € / shares	Oct. 29, 2010 Warrant € / shares	Dec. 31, 2019 Warrant € / shares	Dec. 31, 2018 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period | € / shares								€ 30.71	€ 31.76
Weighted average exercise price, granted | € / shares								13.21	23.09
Weighted average exercise price, forfeited | € / shares								8.24	28.79
Weighted average exercise price, exercised | € / shares									2.64
Weighted average exercise price, expired | € / shares								23.60
Weighted average exercise price outstanding, end of period | € / shares	€ 8.16					€ 2.64	€ 35.36	€ 22.56	€ 30.71
Number of warrants outstanding, beginning of period | Warrant								731,229	674,962
Number of warrants, granted | Warrant	273,500	426,050	334,400	353,550	94,400	253,150	61,050	610,250	111,600
Number of warrants, forfeited | Warrant								(24,100)	(50,833)
Number of warrants, exercised | Warrant					(100,000)	(253,150)	(61,050)	0	(4,500)
Number of warrants, expired | Warrant								(24,999)	0
Number of warrants outstanding, end of period | Warrant	273,500	401,350	285,084	250,982	35,698	2,500	766	1,292,380	731,229